Financial income and expenses (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Income
Interest income on financial investments		€ 134	€ 269	€ 199
Interest income on financing components of other contracts		17	31	21
Net interest income on defined benefit plans		203	176	188
(Losses)/gains from venture funds		(66)	29	(72)
Other financial income		(31)	(71)	18
Total	[1]	257	434	354
Fair value loss on equity investment		3	79	0
Financial expenses
Interest expense on interest-bearing liabilities		(141)	(209)	(201)
Interest expense on financing components of other contracts		(43)	(86)	(126)
Interest expense on lease liabilities		(35)	(31)	(27)
Net fair value losses on hedged items under fair value hedge accounting		(31)	(13)	(93)
Net fair value gains on hedging instruments under fair value hedge accounting		34	10	89
Net foreign exchange gains/(losses)		2	16	(192)
Other financial expenses		(32)	(7)	(29)
Total		(246)	(320)	(579)
Interest expenses related to sale of receivables		22	63	106
Credit Impaired Customer
Financial expenses
Increase (decrease) in loss allowance		0	(7)	9
Nokia Shanghai Bell Co., Ltd.
Financial Income
Expense due to change in fair value of financial liability		€ 49	€ 5	€ 2

[1]	In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and 2023 have been recast accordingly. For more information, refer to Note 1.2. General accounting policies.